Note 25 - Components of Other Assets (Detail) - EUR (€) € in Millions		Dec. 31, 2023	Dec. 31, 2022
Brokerage and securities related receivables [Abstracts]
Cash/margin receivables		€ 40,157	€ 50,394
Receivables from prime brokerage		5	4
Pending securities transactions past settlement date		1,801	2,385
Receivables from unsettled regular way trades		30,603	18,467
Total brokerage and securities related receivables		72,566	71,250
Debt securities held to collect		21,853	25,500
Accrued interest receivable		4,158	3,588
Assets held for sale		0	40
Other		16,028	17,740
Total other assets	[1]	€ 114,698	€ 118,124

[1]	Includes non-current assets and disposal groups held for sale